Inventories (Tables)	12 Months Ended
Dec. 31, 2012
Inventory Disclosure [Abstract]
Inventories
Inventories consist of the following:

	As of December 31,
	2012	2011
In millions
Raw materials and supplies	$89.1	$121.6
Goods and work-in-process	109.1	97.7
Finished goods	49.6	102.5
Total inventories	$247.8	$321.8